Segment reporting (Tables)	12 Months Ended
Mar. 31, 2020
Disclosure of segment reporting [Abstract]
Disclosure of operating segments [text block]
The Group’s operating segment information for the years ended March 31, 2020, 2019 and 2018, are presented below:

Year ended March 31, 2020

		Data Center-centric IT services
	Network- centric Services (A)	Data Center Services (i)	Cloud and Managed Services (ii)	Technology Integration Services (iii)	Applications Integration Services (iv)	Total (B)= (i)+(ii)+(iii)+(iv)	Total (C) = (A)+(B)
Segment revenue	12,676,990	3,823,690	1,594,335	3,037,861	1,819,191	10,275,077	22,952,067
Allocated segment expenses	(9,493,900)	(2,076,043)	(1,550,412)	(2,854,222)	(1,643,588)	(8,124,265)	(17,618,165)
Segment operating income / (loss)	3,183,090	1,747,647	43,923	183,639	175,603	2,150,812	5,333,902
Unallocated expenses:
Selling, general and administrative expenses							(1,260,308)
Depreciation and amortization							(2,290,777)
Other income / (expense), net							97,155
Finance income							193,877
Finance expenses							(1,054,133)
Profit / (loss) before tax							1,019,716
Income tax (expense) / benefit							(314,339)
Profit / (loss) for the year							705,377

Year ended March 31, 2019

		Data Center-centric IT services
	Network- centric Services (A)	Data Center Services (i)	Cloud and Managed Services (ii)	Technology Integration Services (iii)	Applications Integration Services (iv)	Total (B)= (i)+(ii)+(iii)+(iv)	Total (C) = (A)+(B)
Segment revenue	11,601,041	3,144,900	1,474,099	3,486,942	1,839,903	9,945,844	21,546,885
Allocated segment expenses	(8,991,908)	(2,015,123)	(1,227,540)	(3,241,351)	(1,930,673)	(8,414,687)	(17,406,595)
Segment operating income / (loss)	2,609,133	1,129,777	246,559	245,591	(90,770)	1,531,157	4,140,290
Unallocated expenses:
Selling, general and administrative expenses							(1,070,249)
Depreciation and amortization							(1,533,912)
Other income / (expense), net							217,216
Finance income							46,314
Finance expenses							(728,344)
Profit / (loss) before tax							1,071,315
Income tax (expense) / benefit							(2,612)
Profit / (loss) for the year							1,068,703

Year ended March 31, 2018

		Data Center-centric IT services
	Network- centric Services (A)	Data Center Services (i)	Cloud and Managed Services (ii)	Technology Integration Services (iii)	Applications Integration Services (iv)	Total (B)= (i)+(ii)+(iii)+(iv)	Total (C) = (A)+(B)
Segment revenue	9,981,730	2,434,561	956,672	3,444,642	3,868,008	10,703,883	20,685,613
Allocated segment expenses	(7,653,359)	(1,753,440)	(1,052,720)	(2,933,507)	(3,288,028)	(9,027,695)	(16,681,054)
Segment operating income / (loss)	2,328,371	681,121	(96,048)	511,135	579,980	1,676,188	4,004,559
Unallocated expenses:
Selling, general and administrative expenses							(1,148,710)
Depreciation and amortization							(1,754,537)
Other income / (expense), net							189,738
Finance income							129,325
Finance expenses							(496,780)
Profit / (loss) before tax							923,595
Income tax (expense) / benefit							(194)
Profit / (loss) for the year							923,401

*The Chief Operating Decision Maker (CODM) has evaluated and grouped Data Center services, cloud and managed services, technology integration services and applications integration services into Data Center and IT services. There are no changes in the components of Network service segment. Accordingly, the segment information has been presented.

Disclosure of geographical areas [text block]
The Group has two geographic segments India and rest of the world. Revenues from the geographic segments based on domicile of the customer are as follows:

Description	India	Rest of the world	Total
Revenues
Year ended March 31, 2020	17,808,889	5,143,178	22,952,067
Year ended March 31, 2019	16,879,558	4,667,327	21,546,885
Year ended March 31, 2018	16,649,473	4,036,140	20,685,613